Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Current assets:
Cash	$ 11,973		$ 11,633		$ 3,661
Restricted cash					11,420
Accounts receivable			217		6,195
Affiliate receivable	1,242	[1]	1,188	[1],[2]	2,425	[2]
Prepaid expenses and other current assets	6,018	[1]	8,908	[1],[2]	27,656	[2]
Total current assets	19,233		21,946		51,357
Property and equipment, net	4,886		4,911		3,432
Intangible assets, net	3,011,882	[3]	3,132,796	[3],[4]	3,363,156	[4]
Right-of-use asset	315		342
Total assets	3,036,316		3,159,995		3,417,945
Current liabilities:
Accounts payable	11,507		6,244		8,422
Affiliate payable	19,822	[1]	19,822	[1],[2]	19,822	[2]
Commission payable	924		821		545
Derivative liability	190		37		9,613
Warrant liability	33,316	[1]	268	[1]	5,311
Other current liabilities	17,008	[1]	19,314	[1],[2]	72,002	[2]
Total current liabilities	82,767		46,506		115,715
Guaranty obligation	984,450	[1]	941,301	[1],[2]	787,945	[2]
Claims financing obligation & notes payable	575,021	[1]	548,276	[1],[2]	198,489	[2]
Lease liabilities	204		235
Loan from related parties	130,328	[1]	130,709	[1],[2]	125,759	[2]
Interest payable	20,047	[1]	73,839	[1],[2]	2,765	[2]
Total liabilities	1,792,817		1,740,866		1,230,673
Commitments and Contingencies
Class A common stock subject to possible redemption, 45,183 shares at redemption value as of December 31, 2022 (None as of December 31, 2023)					1,807
Stockholders' Equity (Deficit):
Additional paid-in capital	367,079		357,928		137,069
Accumulated deficit	(104,433)		(85,551)		(29,203)
Total Stockholders' Equity	262,660		272,390		107,879
Non-controlling interest	980,839		1,146,739		2,077,586
Total equity	1,243,499		1,419,129		2,185,465
Total liabilities and equity	3,036,316		3,159,995		3,417,945
Class A Common Stock [Member]
Stockholders' Equity (Deficit):
Common stock	2		1
Class V Common Stock [Member]
Stockholders' Equity (Deficit):
Common stock	$ 12		$ 12		$ 13

[1]	As of March 31, 2024 and December 31, 2023, the total affiliate receivable, prepaid expenses, affiliate payable, warrant liability, other current liabilities, guaranty obligation and loan from related parties balances are with related parties. In addition, the prepaid expenses and other current assets, claims financing obligation and notes payable, and interest payable includes balances with related parties. See Note 15, Related Party Transactions, for further details.
[2]	As of December 31, 2023 and 2022, the total affiliate receivable, affiliate payable, other current liabilities, guaranty obligation and loan from related parties balances are with related parties. In addition, the prepaid expenses and other current assets, claims financing obligation and notes payable, and interest payable includes balances with related parties. See Note 15, Related Party Transactions, for further details.
[3]	As of March 31, 2024 and December 31, 2023, intangible assets, net included $2.1 billion and $2.2 billion, respectively, related to a consolidated VIE. See Note 9, Variable Interest Entities, for further details.
[4]	As of December 31, 2023 and 2022, intangible assets, net included $2.2 billion and $2.3 billion related to a consolidated VIE. See Note 10, Variable Interest Entities, for further details.